Loans and Borrowings - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 415,420
Carrying value, including accrued interest	418,057		$ 59,250	$ 168,102
Current portion	15,703		4,344
Non-current portion	$ 402,354		54,906
Senior notes due 2030
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	85 months
Coupon rate	6.50%	6.50%
Principal to be repaid	$ 400,000
Carrying value, including accrued interest	$ 402,453		0
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	30 months
Principal to be repaid	$ 0
Carrying value, including accrued interest			50,000
Senior Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Coupon rate	2.25%
Senior Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Coupon rate	4.25%
Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 10,237
Equipment Finance Loans USD | Bottom of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	2 months
Coupon rate	5.00%
Equipment Finance Loans USD | Top of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	46 months
Coupon rate	7.95%
Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 1,369
Equipment Finance Loans EUR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	38 months
Coupon rate	5.25%
Equipment Finance Loans EUR | Top of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	42 months
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	47 months
Principal to be repaid	$ 2,947
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.50%
Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Time to Maturity (Months)	26 months
Principal to be repaid	$ 867
Equipment Finance Loans BRL | Bottom of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	13.89%
Equipment Finance Loans BRL | Top of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	15.12%
Carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 418,057		59,250
Current portion	15,703		4,344
Non-current portion	402,354		54,906
Carrying amount | Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	0		48,303
Carrying amount | Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	10,322		5,805
Carrying amount | Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	1,372		2,005
Carrying amount | Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	2,963		3,137
Carrying amount | Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 947		$ 0